Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 12.5%
Entertainment 3.2%
Electronic Arts, Inc.(a)	73,426	9,022,587
Walt Disney Co. (The)	125,608	14,733,818
Total		23,756,405
Interactive Media & Services 5.0%
Alphabet, Inc., Class C(a)	26,406	37,732,062
Media 3.0%
Comcast Corp., Class A	370,565	14,674,374
Discovery, Inc., Class A(a)	348,677	7,583,725
Total		22,258,099
Wireless Telecommunication Services 1.3%
T-Mobile U.S.A., Inc.(a)	99,831	9,987,093
Total Communication Services		93,733,659
Consumer Discretionary 11.8%
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	52,213	4,013,091
Las Vegas Sands Corp.	118,224	5,667,659
Total		9,680,750
Internet & Direct Marketing Retail 5.1%
Amazon.com, Inc.(a)	15,505	37,868,947
Multiline Retail 1.4%
Target Corp.	88,551	10,832,444
Specialty Retail 2.4%
Home Depot, Inc. (The)	70,670	17,560,081
Textiles, Apparel & Luxury Goods 1.6%
Nike, Inc., Class B	120,980	11,926,208
Total Consumer Discretionary		87,868,430
Consumer Staples 5.8%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	37,734	11,639,807
Food Products 1.3%
Mondelez International, Inc., Class A	194,056	10,114,199
Household Products 1.4%
Kimberly-Clark Corp.	74,338	10,514,366
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.5%
Philip Morris International, Inc.	150,850	11,066,356
Total Consumer Staples		43,334,728
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
Chevron Corp.	139,588	12,800,219
EOG Resources, Inc.	80,910	4,123,983
Total		16,924,202
Total Energy		16,924,202
Financials 7.7%
Banks 4.7%
Bank of America Corp.	546,461	13,180,639
JPMorgan Chase & Co.	179,728	17,489,332
Popular, Inc.	116,445	4,598,413
Total		35,268,384
Capital Markets 1.6%
BlackRock, Inc.	22,014	11,637,481
Insurance 1.4%
Allstate Corp. (The)	104,981	10,268,192
Total Financials		57,174,057
Health Care 13.6%
Biotechnology 3.4%
AbbVie, Inc.	118,341	10,966,660
Alexion Pharmaceuticals, Inc.(a)	44,087	5,286,031
BioMarin Pharmaceutical, Inc.(a)	49,169	5,238,957
Exact Sciences Corp.(a)	47,745	4,100,341
Total		25,591,989
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	142,712	13,546,223
Baxter International, Inc.	105,785	9,521,708
Total		23,067,931
Health Care Providers & Services 1.5%
Cigna Corp.	57,612	11,368,000
Columbia Select Large Cap Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	134,926	8,057,781
Eli Lilly and Co.	78,988	12,081,214
Johnson & Johnson	144,981	21,565,924
Total		41,704,919
Total Health Care		101,732,839
Industrials 8.7%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	27,387	9,180,122
Building Products 2.4%
Masco Corp.	198,504	9,260,212
Trane Technologies PLC	98,748	8,908,057
Total		18,168,269
Machinery 2.3%
Cummins, Inc.	48,953	8,302,429
Stanley Black & Decker, Inc.	68,909	8,644,634
Total		16,947,063
Road & Rail 2.8%
Norfolk Southern Corp.	51,016	9,095,643
Union Pacific Corp.	66,820	11,350,045
Total		20,445,688
Total Industrials		64,741,142
Information Technology 28.4%
Communications Equipment 1.9%
Cisco Systems, Inc.	291,371	13,933,361
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	99,437	8,079,256
IT Services 5.9%
Fidelity National Information Services, Inc.	93,620	12,997,264
International Business Machines Corp.	106,382	13,287,112
MasterCard, Inc., Class A	58,863	17,711,288
Total		43,995,664
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	47,661	13,882,219
NVIDIA Corp.	30,793	10,932,131
NXP Semiconductors NV	70,477	6,772,840
Qorvo, Inc.(a)	43,925	4,600,705
Total		36,187,895
Software 10.3%
Adobe, Inc.(a)	38,878	15,030,235
Microsoft Corp.	277,665	50,882,111
NortonLifeLock, Inc.	493,696	11,246,395
Total		77,158,741
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.(b)	103,835	33,013,300
Total Information Technology		212,368,217
Materials 1.0%
Metals & Mining 1.0%
Barrick Gold Corp.	306,445	7,354,680
Total Materials		7,354,680
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
Medical Properties Trust, Inc.	414,624	7,496,402
ProLogis, Inc.	117,276	10,730,754
Total		18,227,156
Total Real Estate		18,227,156
Utilities 3.5%
Electric Utilities 2.4%
American Electric Power Co., Inc.	107,127	9,132,577
FirstEnergy Corp.	198,508	8,388,948
Total		17,521,525
Multi-Utilities 1.1%
DTE Energy Co.	76,733	8,254,169
Total Utilities		25,775,694
Total Common Stocks (Cost $532,078,734)		729,234,804

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2020 (Unaudited)
Convertible Preferred Stocks 0.7%
Issuer		Shares	Value ($)
Health Care 0.7%
Health Care Equipment & Supplies 0.7%
Danaher Corp.	5.000%	5,440	5,569,146
Total Health Care			5,569,146
Total Convertible Preferred Stocks (Cost $5,443,800)			5,569,146

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(c),(d)	15,099,032	15,100,542
Total Money Market Funds (Cost $15,095,181)		15,100,542
Total Investments in Securities (Cost: $552,617,715)		749,904,492
Other Assets & Liabilities, Net		(3,099,462)
Net Assets		746,805,030
At May 31, 2020, securities and/or cash totaling $1,685,082 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	76	06/2020	USD	11,559,600	1,428,762	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	6,034,636	88,480,983	(79,419,855)	4,778	15,100,542	(1,701)	26,556	15,099,032
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Equity Fund | Quarterly Report 2020	3